Reconciliation of Redeemable Noncontrolling Interest (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest opening balance	¥ 246,771,133	$ 37,928,029	¥ 178,605,097
Issuance of Redeemable noncontrolling interest	0	0	0
Net profit/(loss) attributable to redeemable noncontrolling interest	2,117,303	325,424	(14,724,152)	¥ (32,697,713)
Accretion of Redeemable noncontrolling interest	57,126,232	8,780,141	82,890,188
Redeemable noncontrolling interest ending balance	¥ 306,014,668	$ 47,033,593	¥ 246,771,133	¥ 178,605,097